CONSOLIDATED STATEMENTS OF EARNINGS (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Revenues	$ 624,221	$ 584,117
Mine operating costs
Cost of sales	471,687	366,085
Depletion, depreciation and amortization	135,782	116,613
Expense arising from exploration evaluation production and extractive costs of mineral resources	607,469	482,698
Mine operating earnings	16,752	101,419
General and administrative expenses	36,372	27,063
Share-based payments	13,958	12,290
Mine Care Maintenance Costs	11,930	12,056
Reversal of impairment	(2,651)	0
Gain on sale of royalty portfolio	(4,301)	0
Acquisition costs	0	1,973
Foreign exchange loss (gain)	637	(1,165)
Operating (loss) earnings	(39,193)	49,202
Investment and other loss	(1,888)	(2,948)
Finance costs	(20,323)	(21,004)
(Loss) earnings before income taxes	(61,404)	25,250
Income taxes
Current income tax expense	56,250	49,283
Deferred income tax recovery	(3,378)	(19,110)
Total tax expense	52,872	30,173
Net loss for the year	$ (114,276)	$ (4,923)
Loss per common share
Basic earnings (loss) per share	$ (0.43)	$ (0.02)
Diluted earnings (loss) per share	$ (0.43)	$ (0.02)
Weighted average shares outstanding
Basic (in shares)	263,122,252	244,749,772
Diluted (in shares)	263,122,252	244,749,772